Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Hims & Hers Health, Inc.
Entity Central Index Key	0001773751
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On February 5, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-252814), as amended on February 11, 2021, which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 12, 2021 (as amended, the “Registration Statement”). On March 22, 2021, the registrant filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2020 (the “Original Filing”). On April 30, 2021, the registrant filed an Annual Report on Form 10-K/A, which includes the information required by Part III of Form 10-K (“Amendment No. 1”), and on May 17, 2021, the registrant filed an Annual Report on Form 10-K/A to restate the financial statements and related footnote disclosures as of December 31, 2020 and 2019 (“Amendment No. 2”). This post-effective amendment (the “POSAM”) is being filed to update the Registration Statement to (i) include information contained in Amendment No. 2 for the year ended December 31, 2020, and (ii) update certain other information in the Registration Statement. No additional securities are being registered under the POSAM. All applicable registration fees were paid at the time of the original filing of the Registration Statement.